Condensed Consolidating Financial Information Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 30, 2018	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 4,455		$ 4,150	$ 4,017	$ 4,610
Receivables, net	10,123		9,334	8,633
Inventories	1,357		1,392	1,373
Television costs and advances	824		1,314	1,278
Other current assets	778		635	588
Total current assets	17,537		16,825	15,889
Film and television costs	8,177		7,888	7,481
Investments in subsidiaries	0		0	0
Other Investments	2,970		131	115
Investments	2,970		2,899	3,202
Parks, resorts and other property	29,797		29,540	28,406
Intangible assets, net	6,747		6,812	6,995
Goodwill	31,289	$ 31,269	31,269	31,426	$ 27,810
Intercompany receivables	0		0	0
Other assets	3,424		3,365	2,390
Total assets	99,941		98,598	95,789
Accounts payable and other accrued liabilities	10,696	10,518	9,479	8,855
Current portion of borrowings	3,489		3,790	6,172
Deferred revenue and other	3,434		4,591	4,568
Total current liabilities	17,619		17,860	19,595
Borrowings	17,176		17,084	19,119
Deferred income taxes	3,177		3,109	4,480
Other long-term liabilities	6,452		6,590	6,443
Intercompany payables	0		0	0
Liabilities, Noncurrent	26,805		26,783	30,042
Redeemable noncontrolling interest	1,124		1,123	1,148
Total Disney Shareholders' equity	50,316		48,773	41,315
Noncontrolling interests	4,077		4,059	3,689
Total equity	54,393	$ 52,716	52,832	45,004
Total liabilities and equity	99,941		98,598	95,789
Reclassifications & Eliminations
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	0		0	0
Receivables, net	0		0	0
Inventories	0		0	0
Television costs and advances	0		0	0
Other current assets	0		0	0
Total current assets	0		0	0
Film and television costs	0		0	0
Investments in subsidiaries	(152,703)		(149,880)	(135,370)
Other Investments	0
Investments			0	0
Parks, resorts and other property	0		0	0
Intangible assets, net	0		0	0
Goodwill	0		0	0
Intercompany receivables	(79,768)		(79,793)	(70,121)
Other assets	(632)		(724)	(1,133)
Total assets	(233,103)		(230,397)	(206,624)
Accounts payable and other accrued liabilities	0		0	0
Current portion of borrowings	0		0	0
Deferred revenue and other	0		0	0
Total current liabilities	0		0	0
Borrowings	0		0	0
Deferred income taxes	(632)		(724)	(1,133)
Other long-term liabilities	0		0	0
Intercompany payables	(79,768)		(79,793)	(70,121)
Liabilities, Noncurrent	(80,400)		(80,517)	(71,254)
Redeemable noncontrolling interest	0		0	0
Total Disney Shareholders' equity	(152,703)		(149,880)	(135,370)
Noncontrolling interests	0		0	0
Total equity	(152,703)		(149,880)	(135,370)
Total liabilities and equity	(233,103)		(230,397)	(206,624)
TWDC
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	0		0	0
Receivables, net	0		0	0
Inventories	0		0	0
Television costs and advances	0		0	0
Other current assets	0		0	0
Total current assets	0		0	0
Film and television costs	0		0	0
Investments in subsidiaries	0		0	0
Other Investments	0
Investments			0	0
Parks, resorts and other property	0		0	0
Intangible assets, net	0		0	0
Goodwill	0		0	0
Intercompany receivables	0		0	0
Other assets	0		0	0
Total assets	0		0	0
Accounts payable and other accrued liabilities	33		0	0
Current portion of borrowings	0		0	0
Deferred revenue and other	0		0	0
Total current liabilities	33		0	0
Borrowings	0		0	0
Deferred income taxes	0		0	0
Other long-term liabilities	0		0	0
Intercompany payables	20		0	0
Liabilities, Noncurrent	20		0	0
Redeemable noncontrolling interest	0		0	0
Total Disney Shareholders' equity	(53)		0	0
Noncontrolling interests	0		0	0
Total equity	(53)		0	0
Total liabilities and equity	0		0	0
Legacy Disney
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	1,173		1,367	667
Receivables, net	136		155	307
Inventories	4		4	4
Television costs and advances	0		0	0
Other current assets	214		152	110
Total current assets	1,527		1,678	1,088
Film and television costs	0		0	0
Investments in subsidiaries	152,703		149,880	135,370
Other Investments	0
Investments			0	0
Parks, resorts and other property	12		12	9
Intangible assets, net	0		0	0
Goodwill	0		0	0
Intercompany receivables	0		0	257
Other assets	853		911	1,217
Total assets	155,095		152,481	137,941
Accounts payable and other accrued liabilities	2,074		688	440
Current portion of borrowings	3,450		3,751	4,577
Deferred revenue and other	126		115	131
Total current liabilities	5,650		4,554	5,148
Borrowings	15,752		15,676	17,672
Deferred income taxes	0		0	0
Other long-term liabilities	3,629		3,685	3,942
Intercompany payables	79,748		79,793	69,864
Liabilities, Noncurrent	99,129		99,154	91,478
Redeemable noncontrolling interest	0		0	0
Total Disney Shareholders' equity	50,316		48,773	41,315
Noncontrolling interests	0		0	0
Total equity	50,316		48,773	41,315
Total liabilities and equity	155,095		152,481	137,941
Non-Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	3,282		2,783	3,350
Receivables, net	9,987		9,179	8,326
Inventories	1,353		1,388	1,369
Television costs and advances	824		1,314	1,278
Other current assets	564		483	478
Total current assets	16,010		15,147	14,801
Film and television costs	8,177		7,888	7,481
Investments in subsidiaries	0		0	0
Other Investments	2,970
Investments			2,899	3,202
Parks, resorts and other property	29,785		29,528	28,397
Intangible assets, net	6,747		6,812	6,995
Goodwill	31,289		31,269	31,426
Intercompany receivables	79,768		79,793	69,864
Other assets	3,203		3,178	2,306
Total assets	177,949		176,514	164,472
Accounts payable and other accrued liabilities	8,589		8,791	8,415
Current portion of borrowings	39		39	1,595
Deferred revenue and other	3,308		4,476	4,437
Total current liabilities	11,936		13,306	14,447
Borrowings	1,424		1,408	1,447
Deferred income taxes	3,809		3,833	5,613
Other long-term liabilities	2,823		2,905	2,501
Intercompany payables	0		0	257
Liabilities, Noncurrent	8,056		8,146	9,818
Redeemable noncontrolling interest	1,124		1,123	1,148
Total Disney Shareholders' equity	152,756		149,880	135,370
Noncontrolling interests	4,077		4,059	3,689
Total equity	156,833		153,939	139,059
Total liabilities and equity	$ 177,949		$ 176,514	$ 164,472